Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Cash collateral - netted
Cash collateral paid	25,208	23,929
Cash collateral received	20,069	20,512
Cash collateral - not netted
Cash collateral paid	8,094	8,359
Cash collateral received	12,846	11,664